Leases - Summary of Expense Relating to Payments Not Included in Measurement of Lease Liability (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Lease Liabilities [Abstract]
Short-term leases	$ 124	$ 87